First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 99.3%
	Automobiles – 3.6%
6,215	Winnebago Industries, Inc.	$285,331
	Building Products – 6.6%
15,072	Hayward Holdings, Inc. (a)	243,262
2,761	UFP Industries, Inc.	285,156
		528,418
	Capital Markets – 3.5%
1,393	Morningstar, Inc.	281,511
	Commercial Services & Supplies – 3.2%
1,203	UniFirst Corp.	258,645
	Electronic Equipment, Instruments & Components – 9.5%
10,154	Knowles Corp. (a)	246,133
824	Littelfuse, Inc.	266,778
6,632	Vontier Corp.	248,700
		761,611
	Financial Services – 0.3%
1,661	Cannae Holdings, Inc.	23,935
	Food Products – 5.6%
3,009	J&J Snack Foods Corp.	285,855
1,985	John B. Sanfilippo & Son, Inc.	160,587
		446,442
	Ground Transportation – 3.0%
19,243	Marten Transport Ltd.	236,689
	Health Care Equipment & Supplies – 12.6%
7,455	CONMED Corp.	286,198
9,514	Enovis Corp. (a)	209,689
3,867	Haemonetics Corp. (a)	257,774
1,002	UFP Technologies, Inc. (a)	251,642
		1,005,303
	Hotels, Restaurants & Leisure – 3.6%
2,195	Vail Resorts, Inc.	292,089
	Household Durables – 2.8%
462	Cavco Industries, Inc. (a)	227,313
	Household Products – 3.1%
3,848	Spectrum Brands Holdings, Inc.	245,156
	Insurance – 12.8%
11,386	Baldwin Insurance (The) Group, Inc. (a)	249,581
22,153	Hagerty, Inc., Class A (a)	279,349
4,298	RLI Corp.	251,132
Shares	Description	Value

	Insurance (Continued)
3,660	Stewart Information Services Corp.	$246,794
		1,026,856
	Interactive Media & Services – 3.6%
21,445	TripAdvisor, Inc. (a)	285,004
	Machinery – 13.4%
2,103	Esab Corp.	254,673
10,922	Gates Industrial Corp. PLC (a)	251,425
1,778	JBT Marel Corp.	279,697
567	RBC Bearings, Inc. (a)	283,313
		1,069,108
	Real Estate Management & Development – 1.4%
3,158	Altus Group Ltd.	108,446
	Software – 3.5%
12,500	I3 Verticals, Inc., Class A (a)	277,625
	Specialty Retail – 3.7%
9,056	Valvoline, Inc. (a)	296,312
	Textiles, Apparel & Luxury Goods – 3.5%
12,173	Movado Group, Inc.	277,544
	Total Investments – 99.3%	7,933,338
	(Cost $7,690,680)
	Net Other Assets and Liabilities – 0.7%	54,952
	Net Assets – 100.0%	$7,988,290

(a)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,933,338	$7,933,338	$—	$—

*	See Portfolio of Investments for industry breakout.